Leases (Details) - Schedule of Lease Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Expense [Abstract]
Operating leases cost excluding short-term rental expense	$ 698,455	$ 739,582	$ 1,207,920
Short-term lease cost	22,504	51,274	8,991
Total	$ 720,959	$ 790,856	$ 1,216,911